Share-based Compensation (Details) - Schedule of Stock Option Activities - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activities [Abstract]
Number of Options, Options outstanding, ending balance	616,707	645,845	616,707	704,960
Weighted Average Exercise Price, Options outstanding, ending balance	$ 4.76	$ 4.3	$ 4.76	$ 5.62
Weighted Average Remaining Contractual Term (in years) Options outstanding, ending balance	7 years 4 months 6 days	6 years 9 months 25 days	7 years 4 months 6 days	8 years 3 months 14 days
Aggregate Intrinsic Value, Options outstanding, ending balance				$ 18
Number of Options, Options exercisable, ending balance	463,068	502,517	463,068
Weighted Average Exercise Price, Options exercisable, ending balance	$ 5.28	$ 4.71	$ 5.28
Weighted Average Remaining Contractual Term (in years), Options exercisable, ending balance		6 years 6 months 18 days	7 years 3 months 14 days
Aggregate Intrinsic Value, Options exercisable, ending balance
Number of Options, Options vested and expected to vest, ending balance	616,661	645,816	616,661
Weighted Average Exercise Price, Options vested and expected to vest, ending balance	$ 4.76	$ 4.3	$ 4.76
Weighted Average Remaining Contractual Term (in years), Options vested and expected to vest, ending balance		6 years 9 months 25 days	7 years 4 months 6 days
Aggregate Intrinsic Value, Options vested and expected to vest, ending balance
Number of Options, Granted		42,000		60,000
Weighted Average Exercise Price, Granted		$ 1.64		$ 2.31
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited and cancelled		(12,862)	(88,253)	(259,163)
Weighted Average Exercise Price, Forfeited and cancelled		$ 17.45	$ 11.68	$ 4.74